Shareholder Report, Holdings (Details) - UVA Unconstrained Medium-Term Fixed Income ETF	Jun. 30, 2025
Freddie Mac Pool, 5.00% 4/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fannie Mae Pool, 5.50% 10/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fannie Mae Pool, 5.00% 10/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States Treasury Note, 2.25% 2/15/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
United States Treasury Note, 4.00% 11/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fannie Mae Pool, 5.50% 3/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
eBay Inc, 4.00% 7/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fannie Mae Pool, 5.00% 6/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fannie Mae Pools, 5.00% 10/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
United States Treasury Note, 3.00% 2/15/48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
United States Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%